Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
C000050684 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 23,375	$ 23,375	$ 23,375	$ 18,312	$ 15,713	$ 19,167	$ 15,550	$ 13,748	$ 13,372	$ 12,195	$ 10,687	$ 9,866	$ 10,000
Average Annual Return, Percent	27.65%	11.20%	8.86%
C000050685 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	20.66%	9.65%	7.91%
C000050685 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 21,411	$ 21,411	$ 21,411	16,813	14,485	17,735	14,428	12,799	12,500	11,434	10,060	9,314	9,475
Average Annual Return, Percent	27.34%	10.84%	8.49%
C000050686 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	25.36%	10.01%	7.85%
C000050686 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Account Value	$ 21,283	$ 21,283	$ 21,283	16,713	14,399	17,758	14,562	13,013	12,804	11,796	10,457	9,761	10,000
Average Annual Return, Percent	26.36%	10.01%	7.85%
C000166010 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 23,418	$ 23,418	$ 23,418	18,332	15,729	19,193	15,560	13,754	13,375	12,196	10,697	9,866	10,000
Average Annual Return, Percent	27.74%	11.23%	8.88%
C000050687 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Account Value	$ 22,233	$ 22,233	$ 22,233	17,494	15,091	18,501	15,079	13,399	13,108	12,010	10,577	9,811	10,000
Average Annual Return, Percent	27.09%	10.66%	8.32%
C000050742 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 17,690	$ 17,690	$ 17,690	14,757	13,638	16,236	14,380	13,017	12,280	11,724	10,807	10,166	10,000
Average Annual Return, Percent	19.88%	6.33%	5.87%
C000050743 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	13.20%	4.84%	4.95%
C000050743 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 16,207.36	$ 16,207.36	$ 16,207.36	13,566.36	12,570.42	15,019.4	13,352.52	12,122.11	11,482.63	10,996.62	10,166.3	9,600.71	9,475
Average Annual Return, Percent	19.47%	5.98%	5.51%
C000050744 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	17.58%	5.18%	4.89%
C000050744 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Account Value	$ 16,114.47	$ 16,114.47	$ 16,114.47	13,488.6	12,498.37	15,045.22	13,472.04	12,326.3	11,754	11,352	10,577.87	10,056.86	10,000
Average Annual Return, Percent	18.58%	5.18%	4.89%
C000166011 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 17,725.47	$ 17,725.47	$ 17,725.47	14,785.62	13,661.55	16,259.65	14,399.81	13,032.96	12,293.1	11,735.42	10,817.03	10,165.57	10,000
Average Annual Return, Percent	19.88%	6.34%	5.89%
C000050745 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Account Value	$ 16,831	$ 16,831	$ 16,831	14,113	13,105	15,675	13,962	12,694	12,038	11,555	10,705	10,117	10,000
Average Annual Return, Percent	19.26%	5.80%	5.34%
C000050785 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 14,758	$ 14,758	$ 14,758	12,682	12,157	14,423	13,391	12,450	11,610	11,353	10,803	10,312	10,000
Average Annual Return, Percent	16.37%	3.46%	3.97%
C000050786 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	9.97%	2.03%	3.07%
C000050786 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 13,527	$ 13,527	$ 13,527	11,655	11,207	13,351	12,436	11,593	10,852	10,646	10,161	9,737	9,475
Average Annual Return, Percent	16.06%	3.13%	3.62%
C000050787 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	14.08%	2.34%	3.02%
C000050787 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Account Value	$ 13,468	$ 13,468	$ 13,468	11,604	11,158	13,372	12,550	11,798	11,120	10,994	10,571	10,200	10,000
Average Annual Return, Percent	15.08%	2.34%	3.02%
C000166012 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 14,781	$ 14,781	$ 14,781	12,699	12,170	14,436	13,402	12,458	11,615	11,355	10,803	10,312	10,000
Average Annual Return, Percent	16.39%	3.48%	3.99%
C000050788 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Account Value	$ 13,865	$ 13,865	$ 13,865	11,985	11,555	13,807	12,895	12,066	11,322	11,139	10,671	10,250	10,000
Average Annual Return, Percent	15.69%	2.82%	3.32%
C000050829 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 20,363.95	$ 20,363.95	$ 20,363.95	16,446.93	14,637.36	17,699.2	15,007.13	13,399.29	12,856.56	11,968.53	10,763.82	10,042.16	10,000
Average Annual Return, Percent	23.81%	8.73%	7.37%
C000050830 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	16.93%	7.20%	6.43%
C000050830 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 18,643.59	$ 18,643.59	$ 18,643.59	15,106.86	13,490.78	16,363.58	13,917.23	12,476.89	12,004.12	11,215.81	10,116.88	9,475.23	9,475.01
Average Annual Return, Percent	23.41%	8.36%	7.00%
C000050831 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	21.44%	7.56%	6.37%
C000050831 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Account Value	$ 18,540.06	$ 18,540.06	$ 18,540.06	15,022.96	13,415.86	16,397.65	14,046.37	12,689.77	12,302.86	11,581.22	10,522.38	9,936.93	10,000
Average Annual Return, Percent	22.44%	7.56%	6.37%
C000166013 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 20,393.43	$ 20,393.43	$ 20,393.43	16,467.74	14,652.7	17,714.33	15,017.24	13,405.82	12,860.43	11,970.17	10,754.91	10,042.16	10,000
Average Annual Return, Percent	23.84%	8.75%	7.39%
C000050832 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Account Value	$ 19,309.84	$ 19,309.84	$ 19,309.84	15,674.66	14,030.58	17,045.65	14,530.81	13,041.61	12,578.84	11,772.86	10,645.38	9,983.66	10,000
Average Annual Return, Percent	23.19%	8.17%	6.80%
MSCI All Country World C000050686 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	31.76%	12.19%	9.39%
MSCI All Country World C000050684 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	31.76%	12.19%	9.39%
MSCI All Country World C000166010 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	31.76%	12.19%	9.39%
MSCI All Country World C000050685 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	31.76%	12.19%	9.39%
MSCI All Country World C000050687 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	31.76%	12.19%	9.39%
Bloomberg U S Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,373	$ 12,373	$ 12,373	11,040	10,865	12,771	12,745	11,946	10,853	10,963	10,859	10,233	10,000
Average Annual Return, Percent	12.08%	0.70%	2.15%
MSCI All Country World C000050829 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	31.76%	12.19%	9.39%
MSCI All Country World C000050830 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	31.76%	12.19%	9.39%
MSCI All Country World C000050832 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	31.76%	12.19%	9.39%
MSCI All Country World C000050831 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	31.76%	12.19%	9.39%
MSCI All Country World C000166013 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	31.76%	12.19%	9.39%
MSCI ACWI Index 56 MSCI USA Index 24 Bloomberg U S Universal Index 20 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%)
Account Value	$ 23,407	$ 23,407	$ 23,407	18,206	15,579	19,154	15,667	13,996	13,478	12,331	10,747	9,648	10,000
Average Annual Return, Percent	28.57%	10.83%	8.88%
MSCI ACWI Index 28 MSCI USA Index 12 Bloomberg U S Universal Index 60 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%)
Account Value	$ 17,314	$ 17,314	$ 17,314	14,411	13,213	15,858	14,300	12,991	12,122	11,648	10,816	9,944	10,000
Average Annual Return, Percent	20.14%	5.91%	5.64%
MSCI All Country World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 24,526	$ 24,526	$ 24,526	18,615	15,409	19,421	15,240	13,799	13,611	12,399	10,451	9,334	10,000
Average Annual Return, Percent	31.76%	12.19%	9.39%
MSCI ACWI Index 14 MSCI USA Index 6 Bloomberg U S Universal Index 80 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%)
Account Value	$ 14,698	$ 14,698	$ 14,698	12,664	12,027	14,279	13,539	12,472	11,476	11,305	10,841	10,090	10,000
Average Annual Return, Percent	16.06%	3.34%	3.93%
MSCI ACWI Index 42 MSCI USA Index 18 Bloomberg U S Universal Index 40 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%)
Account Value	$ 20,220	$ 20,220	$ 20,220	$ 16,266	$ 14,405	$ 17,491	$ 15,015	$ 13,500	$ 12,789	$ 11,990	$ 10,785	$ 9,797	$ 10,000
Average Annual Return, Percent	24.31%	8.42%	7.29%